Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 2,668
Trade accounts receivable	107	$ 50
Prepayments and other (Note 8)	435	828
Due from related parties (Note 6)		25
Inventories (Note 9)	402	324
Prepaid bareboat charter hire (Note 7)	1,657
Total current assets	5,269	1,227
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4)	25,098	34,375
Vessels, net (Note 5)	32,044	38,200
Other fixed assets, net (Note 10)	1,333	1,401
Total fixed assets	58,475	73,976
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire (Note 7)	8,512
Deferred charges (Note 11)	1,324	208
Restricted cash (Note 11 and 7)	1,750	164
Total non-current assets	11,586	372
Total assets	75,330	75,575
CURRENT LIABILITIES:
Current portion of long-term debt (Note 11)	2,013	1,412
Debt from related parties (Note 11)	3,850
Due to related parties (Note 6)	1,575	608
Accounts payable	4,940	2,193
Accrued liabilities	5,896	5,121
Total current liabilities	18,274	9,334
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 19)	3,216	2,599
Other non-current liabilities (Note 21)		3,106
Non-current portion of long term debt (Note 11)	19,687	18,007
Total non-current liabilities	22,903	23,712
Total liabilities	41,177	33,046
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 1,896,998 and 2,077,895 shares issued and outstanding at December 31, 2014 and 2015 (Note 13)	21	19
Additional paid-in capital (Note 13)	318,425	318,296
Accumulated deficit	(284,293)	(275,786)
Total stockholders’ equity	34,153	42,529
Total liabilities and stockholders’ equity	$ 75,330	$ 75,575